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                         SUPPLEMENT DATED SEPTEMBER 4, 2001

                                        TO

                             PROSPECTUS DATED MAY 1, 2001

                                        FOR

               FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

               ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)



                           FOR MARYLAND RESIDENTS ONLY


       Effective immediately, the Prospectus dated May 1, 2001 for Futurity Survivorship II Variable Universal Life Insurance is supplemented as follows:

"Mortality and Expense Risk Charge" in the prospectus is referred to as "Product Risk Charge" in the life insurance policy.



THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE. THIS SUPPLEMENT AND THE PROSPECTUS SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.